UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    May 11, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $851,869,676

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Global Payments Inc. 	       	  COM        37940X102     34,207         1,004,319     SH             SOLE	          1,004,319
Arbitron Inc.		  	  COM        03875Q108     34,709           739,274     SH             SOLE	            739,274
Bisys Group Inc.                  COM        055472104    148,523        12,960,143     SH             SOLE              12,960,143
Computer Sciences Corp.           COM        205363104      1,043            20,000     SH             SOLE                  20,000
Wal-Mart Stores Inc.              COM        931142103    143,389         3,054,074     SH             SOLE               3,054,074
First Data Corp.	  	  COM        319963104    220,918         8,212,558     SH             SOLE	          8,212,558
Microsoft Corp. 	       	  COM        594918104    109,840         3,941,156     SH             SOLE	          3,941,156
Motorola Inc.		  	  COM        620076109     53,118         3,006,131     SH             SOLE	          3,006,131
Acxiom Corp.                      COM        005125109     10,482           490,059     SH             SOLE                 490,059
Plexus Corp.                      COM        729132100     11,612           677,067     SH             SOLE                 677,067
SAIC Inc.                         COM        78390X101      7,416           428,182     SH             SOLE                 428,182
USG Corp.	  	          COM        903293405     10,979           235,198     SH             SOLE	            235,198
Amgen Inc. 		       	  COM        031162100     33,411           597,908     SH             SOLE	            597,908
KBR Inc.		  	  COM        48242W106     28,544         1,402,656     SH             SOLE	          1,402,656
Steve Madden Ltd.                 COM        556269108        584            20,000     SH             SOLE                  20,000
BEA Systems Inc.                  COM        073325102      1,159           100,000     SH             SOLE                 100,000
DaVita Inc.                       COM        23918K108      1,936            36,300     SH             SOLE                  36,300

                            TOTAL                         851,870